Total
AdvisorShares Dorsey Wright FSM US Core ETF (Prospectus Summary) | AdvisorShares Dorsey Wright FSM US Core ETF
ADVISORSHARES DORSEY WRIGHT FSM US CORE ETF NASDAQ Ticker: DWUS
INVESTMENT OBJECTIVE
T h e AdvisorShares Dorsey Wright FSM US Core ETF (t h e “Fu n d”) see k s to pro v ide l o n g -term c ap ital a p preciati o n with capital preservation as a secondary objective.

FUND FEES AND EXPENSES
This table des
c
ribes t
h
e fe
e
s and
e
xp
e
nses t
h
at
y
ou
m
a
y pay if
y
ou buy, ho
l
d, and sell sh
a
r
es of t
h
e
Fu
n
d
. You may pay other fees, such as
b
r
o
k
era
g
e commis
s
i
on
s
and other fees to financial intermediaries
,
which
are not reflect
e
d in the t
a
ble below.

SHAREHOLDER FEES (fees paid directly from your investment) None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AdvisorShares Dorsey Wright FSM US Core ETF (Prospectus Summary) AdvisorShares Dorsey Wright FSM US Core ETF AdvisorShares Dorsey Wright FSM US Core ETF
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	none
OTHER EXPENSES	0.40%
ACQUIRED FUND FEES AND EXPENSES	0.18%	[1]
TOTAL ANNUAL OPERATING EXPENSES	1.33%
FEE WAIVER/EXPENSE REIMBURSEMENT	(0.16%)	[2]
TOTAL ANNUAL OPERATING EXPENSES AFTER FEE WAIVER/EXPENSE REIMBURSEMENT	1.17%
[1]	Total Annual Operating Expenses and Total Annual Operating Expenses After Fee Waiver/Expense Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights (and the Fund’s financial statements) because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of the exchange-traded funds in which it invests.
[2]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.99% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement may be terminated without payment of any penalty (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.

EXAMPLE
T
h
is E
x
a
m
p
le is i
n
te
nd
e
d to
h
elp you c
o
m
p
are t
h
e c
o
st of i
nv
esting in
t
h
e s
h
ares of t
h
e Fu
n
d with t
h
e c
o
st of i
n
vesti
n
g in other
fu
nd
s
. This
E
xa
m
ple do
e
s not take
i
n
to acc
ou
n
t b
r
ok
e
r
a
ge co
mmi
ss
i
ons and other fees to financial intermediaries
t
h
at
yo
u
may
pay
w
h
e
n
p
u
r
c
has
in
g or
s
e
lli
ng sh
a
res
o
f
t
h
e
F
u
n
d
.
I
f
t
h
ese fees were
i
n
c
lu
d
e
d
,
y
o
u
r
c
o
s
t
s
wo
u
l
d be h
ig
h
e
r
.

The
E
x
a
m
p
l
e assu
m
es
t
h
at
y
ou
in
vest $
1
0
,0
00
i
n
t
h
e F
u
nd f
o
r
t
h
e
t
i
m
e per
i
o
d
s
i
nd
i
ca
t
ed a
n
d
t
h
en se
l
l a
l
l of
yo
u
r
s
h
ar
e
s at
t
h
e end of
t
hose per
io
d
s
. The Exa
m
ple also assu
m
es that your inv
e
st
m
e
nt has a 5% return each y
e
ar and that the Fund’s op
er
ating exp
e
nses re
m
ain t
h
e sa
m
e.
A
ltho
ug
h
y
o
u
r
a
ct
u
al costs
m
a
y be hi
g
h
er or l
o
w
e
r, bas
e
d
o
n t
h
e
se as
s
u
m
p
tions
y
o
u
r
c
o
st
s
w
oul
d
b
e:

Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
AdvisorShares Dorsey Wright FSM US Core ETF (Prospectus Summary) | AdvisorShares Dorsey Wright FSM US Core ETF | AdvisorShares Dorsey Wright FSM US Core ETF | USD ($)	120	407	716	1,592

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year ended June 30, 2020, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund is an actively managed exchange-traded fund (“ETF”) that is primarily a “fund of funds.” The Advisor seeks to achieve the Fund’s investment objective by investing in ETFs that invest primarily in domestic large capitalization equity securities. During periods in which the Advisor believes the market indicates broad equity weakness and cash strength, the Fund invests in fixed income ETFs with a short or ultra-short duration, money market funds, cash and cash equivalents (“Defensive Investments”). The Fund may invest in affiliated and unaffiliated ETFs. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in US investments.

The Advisor allocates the Fund’s portfolio investments using research obtained from the FSM Core Solution US Core Model (the “FSM US Core Model”), a proprietary model developed by Dorsey, Wright and Associates, LLC (“DWA”). The FSM US Core Model applies a proprietary ranking system based on certain technical indicators to a pre-determined universe of US large-cap ETFs, selected by DWA. Each ETF within the universe that ranks in a top tier is included in the model. If an ETF in the portfolio no longer ranks in a top tier at the time of rebalancing, then that ETF is removed and the position is allocated to a Defensive Investment.

The Advisor uses the FSM US Core Model to measure the relative ranking of the Fund’s core portfolio. When the model identifies broad equity weakness and cash strength, the Advisor will sell equity positions in order to allocate some or all of the portfolio to Defensive Investments. When the Fund is invested in Defensive Investments, the Advisor will shorten the Fund’s rebalancing frequency to seek to move back into equity ETF positions once the model again identifies favorable equity market conditions.

The Fund also may invest in repurchase agreements.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is subject to a number of risks, described below, that may affect the value of its shares including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Allocation Risk.
The Fund’s particular allocations may have a significant effect on the Fund’s performance. Allocation risk is the risk that the selection of ETFs and the allocation of assets among such ETFs will cause the Fund to underperform other funds with a similar investment objective that do not allocate their assets in the same manner or the market as a whole.

Equity Risk.
T
h
e
p
rices
o
f e
qu
ity securities rise and fall
d
aily. T
h
ese
p
rice
m
ov
e
m
en
ts
m
ay res
u
lt fr
o
m fact
o
r
s affecting in
d
i
v
i
du
al issuers, ind
u
stries
o
r t
h
e securities
m
ar
k
et as a wh
o
le. In ad
d
iti
o
n, eq
u
ity mar
k
ets tend
t
o
m
ov
e in cycles w
h
ich
m
ay ca
u
se s
t
o
ck pr
i
ces to fall o
v
er sh
o
rt or e
x
ten
d
ed
p
e
r
i
o
d
s of t
i
m
e.

ETF Market Risk.
In stressed market conditions, the market for ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Exchange-Traded Fund Risk.
Through its investments in ETFs, the Fund is subject to the risks associated with the ETFs’ investments or reference assets/benchmark components, including the possibility that the value of the securities or instruments held by or linked to an ETF could decrease. These risks include any combination of the risks described below, as well as certain of the other risks described in this section. The Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation to the ETFs and the ETFs’ asset allocation.

●
Concentration Risk
. An ETF may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is over-weighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not over-weighted in an industry, group of industries, or sector.

●
Credit Risk
. Certain of the ETFs are subject to the risk that a decline in the credit quality of a portfolio investment or reference asset could cause the ETF’s share price to fall. The ETFs could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.

●
Equity Risk
. T
h
e
p
rices
o
f e
qu
ity securities rise and fall
d
aily. T
h
ese
p
rice
m
ov
e
m
en
ts
m
ay res
u
lt fr
o
m fact
o
r
s affecting in
d
i
v
i
du
al issuers, ind
u
stries
o
r t
h
e stock
m
ar
k
et as a wh
o
le. In ad
d
iti
o
n, eq
u
ity mar
k
ets tend
t
o
m
ov
e in cycles w
h
ich
m
ay ca
u
se s
t
o
ck pr
i
ces to fall o
v
er sh
o
rt or e
x
ten
d
ed
p
e
r
i
o
d
s of t
i
m
e.

●
Fixed Income Securities Risk
. An ETF’s investments in, or exposure to, fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the ETF to hold securities paying lower- than-market rates of interest, which could hurt the Fund’s yield or share price.

●
High-Yield Risk
. An ETF may invest in, or be exposed to, high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”). High-yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high-yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments.

●
Income Risk
.
An ETF may derive dividend and interest income from certain of its investments. This income can vary widely over the short- and long-term. If prevailing market interest rates drop, distribution rates of an ETF’s income producing investments may decline which then may adversely affect the Fund’s value.

●
Interest Rate Risk
. An ETF’s investments in or exposure to fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an ETF’s yield will change over time. During periods when interest rates are low, an ETF’s yield (and total return) also may be low. To the extent that the investment advisor or issuer of an ETF anticipates interest rate trends imprecisely, the ETF could miss yield opportunities or its share price could fall.

●
Large-Capitalization Ris
k. The large-cap segment of the market may underperform other segments of the equity market or the equity market as a whole. The underperformance of large-cap securities may cause the ETF’s performance to be less than expected.

Management Risk.
The Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Ma
r
ket Ri
s
k.
D
u
e to
m
ar
k
et c
ond
itio
n
s, the value of the Fund’s i
nv
es
t
m
e
n
ts
m
a
y f
lu
ct
u
ate sig
n
ifica
n
tly fr
o
m
d
ay to
d
ay. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Repurchase Agreement Risk.
The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into repurchase agreements, including with respect to recovering or realizing on collateral.

Tradi
n
g Risk.
Shares of the Fund may trade above or below their net asset value (“NAV”). The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NASDAQ Stock Market LLC (the “Exchange”), make trading in shares inadvisable.

FUND PERFORMANCE
A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.